S000072813 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.60%
Performance Inception Date			May 07, 2019
SG CTA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(0.11%)	4.73%	4.44%
Performance Inception Date			May 07, 2019
iMGP DBi Managed Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	8.52%	8.28%
Performance Inception Date			May 07, 2019
iMGP DBi Managed Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.14%	6.37%	6.19%
Performance Inception Date			May 07, 2019
iMGP DBi Managed Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.14%	5.79%	5.69%
Performance Inception Date			May 07, 2019